Summary of Significant Accounting Policies (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Shares
The following table reflects the calculation of basic and diluted net income (loss) per common share:

For The Period From August 31, 2020 (inception) through December 31, 2020 (Restated)
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Income from investments held in Trust Account	$65,330
Less: Company’s portion available to be withdrawn to pay taxes	$(54,923)

Net income attributable to Class A common stock subject to possible redemption	$10,407

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	35,891,064

Basic and diluted net income per share	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(25,380,878)
Net income allocable to Class A Common stock subject to possible redemption	10,407

Non-Redeemable Net Loss	$(25,370,471)

Denominator: Weighted average Non-redeemable Class A and Class B common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable Class A and Class B common stock	12,232,461

Basic and diluted net loss per share, Non-redeemable Class A and Class B common stock	$(2.08)

The following table reflects the calculation of basic and diluted net income (loss) per common share:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Income on investments held in Trust Account	$8,941	$91,516
Less: Company’s portion available to be withdrawn to pay taxes	$(8,941)	$(86,958)

Net income attributable to Class A common stock subject to possible redemption	$—	$4,558

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	34,010,855	33,753,824

Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$0.00

Non-redeemable common stock
Numerator: Net income minus net earnings
Net income	$5,646,642	$10,811,165
Net income allocable to Class A common stock subject to possible redemption	—	(4,558)

Non-redeemable net income	$5,646,642	$10,806,607

Denominator: Weighted average non-redeemable Class A and Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	16,301,645	16,558,676

Basic and diluted net income per share, non-redeemable Class A and Class B common stock	$0.35	$0.65